10. Commitments and Contingencies (Details Narrative) (USD $)	4 Months Ended		12 Months Ended		13 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2013	Jul. 31, 2013
Rent expense	$ 64,724	$ 44,828	$ 140,783	$ 114,511
Amount of unauthorized borrowings				14,876
Line of credit, maxium borrowing capacity						250,000
Line of credit, interest rate at period end						3.75%
Line of credit, outstanding						245,482
Line of credit, remaining available						$ 4,518
Title IV Funds received as a percentage of revenue					18.00%
Minimum [Member]
Annual performance bonus	50.00%				50.00%
Maximum [Member]
Annual performance bonus	100.00%				100.00%